CONDENSED STATEMENTS OF CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (165,310)	$ 214,459	$ 408,056
Net cash provided by (used in) investing activities	58,562	(631,131)	(39,770)
Net cash provided by (used in) financing activities	587,471	192,065	87,149
Net increase (decrease) in cash and cash equivalents	463,161	(226,250)	462,843
Cash and cash equivalents at beginning of year	354,760	581,010	118,167
Cash and cash equivalents at end of year	817,921	354,760	581,010
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(4,718)	914	1,192
Net cash provided by (used in) investing activities	(78,196)	(118,045)	1,464
Net cash provided by (used in) financing activities	489,695	(101,442)	225,875
Net increase (decrease) in cash and cash equivalents	406,782	(218,573)	228,531
Cash and cash equivalents at beginning of year	20,374	238,947	10,416
Cash and cash equivalents at end of year	$ 427,156	$ 20,374	$ 238,947